AMG Yacktman Global Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Common Stocks - 80.8%
Communication Services - 14.0%
Bolloré SE (France)	2,700,000	$18,022,778
Fox Corp., Class B (United States)	110,000	4,268,000
News Corp., Class A (United States)	30,000	798,900
Reading International, Inc., Class A (United States)*	320,000	521,600
The Walt Disney Co. (United States)	6,000	577,140

Total Communication Services		24,188,418
Consumer Discretionary - 10.9%
Car Mate Manufacturing Co., Ltd. (Japan)	52,500	321,813
Continental AG (Germany)	10,000	648,039
Daewon San Up Co., Ltd. (South Korea)	160,000	714,926
HI-LEX Corp. (Japan)	726,600	7,301,662
Hyundai Home Shopping Network Corp. (South Korea)	93,236	3,324,488
Hyundai Mobis Co., Ltd. (South Korea)	35,000	5,796,560
Rinnai Corp. (Japan)	24,000	592,852

Total Consumer Discretionary		18,700,340
Consumer Staples - 4.6%
Kenvue, Inc. (United States)	14,924	345,192
KT&G Corp. (South Korea)	70,000	5,803,270
Naked Wines PLC (United Kingdom)*	745,000	536,859
PepsiCo, Inc. (United States)	3,500	595,175
The Procter & Gamble Co. (United States)	3,500	606,200

Total Consumer Staples		7,886,696
Energy - 14.5%
Amplify Energy Corp. (United States)*	115,000	750,950
Canadian Natural Resources, Ltd. (Canada)	320,000	10,627,200
Mi Chang Oil Industrial Co., Ltd. (South Korea)	17,976	1,272,327
Total Energy Services, Inc. (Canada)	1,050,000	7,282,339
Unit Corp. (United States)	160,000	5,048,000

Total Energy		24,980,816
Financials - 0.3%
The Charles Schwab Corp. (United States)	8,000	518,480
Health Care - 2.5%
BML, Inc. (Japan)	120,000	2,228,546
Johnson & Johnson (United States)	4,000	648,240
Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	233,593
Medipal Holdings Corp. (Japan)	70,000	1,220,037

Total Health Care		4,330,416
Industrials - 26.1%
Ajis Co., Ltd. (Japan)	60,000	1,024,874
Brenntag SE (Germany)	15,000	1,119,638
	Shares	Value

CB Industrial Product Holding Bhd (Malaysia)	10,493,000	$3,308,088
Cie de L'Odet SE (France)	4,500	7,874,107
KFC, Ltd. (Japan)	31,900	294,295
Komelon Corp. (South Korea)	120,000	999,003
Ocean Wilsons Holdings, Ltd. (Bermuda)	280,000	5,484,169
Parker Corp. (Japan)	172,500	929,849
Sam Yung Trading Co., Ltd. (South Korea)	180,000	1,773,153
Samsung C&T Corp. (South Korea)	86,000	9,007,679
Sekisui Jushi Corp. (Japan)	140,000	2,258,094
Shinwa Co., Ltd./Nagoya (Japan)	100,000	1,799,233
U-Haul Holding Co. (United States)*	6,000	464,880
U-Haul Holding Co., Non-Voting Shares (United States)	55,000	3,960,000
Yuasa Trading Co., Ltd. (Japan)	130,000	4,533,794

Total Industrials		44,830,856
Information Technology - 4.1%
CAC Holdings Corp. (Japan)	240,000	2,967,418
Cognizant Technology Solutions Corp., Class A (United States)	10,000	771,800
Hochiki Corp. (Japan)	160,000	2,378,718
INFOvine Co., Ltd. (South Korea)	20,000	319,645
Microsoft Corp. (United States)	1,300	559,390

Total Information Technology		6,996,971
Materials - 3.8%
KISCO Holdings Co., Ltd. (South Korea)	70,000	1,033,717
Kohsoku Corp. (Japan)	90,000	1,591,044
Nihon Parkerizing Co., Ltd. (Japan)	250,000	2,177,401
The Pack Corp. (Japan)	70,000	1,792,917

Total Materials		6,595,079

Total Common Stocks (Cost $110,558,323)		139,028,072
Preferred Stocks - 14.6%
Consumer Discretionary - 3.4%
Hyundai Motor Co., 8.830% (South Korea)	45,000	5,853,538
Consumer Staples - 3.8%
Amorepacific Corp., 2.730% (South Korea)	26,158	800,249
LG Household & Health Care Co., Ltd., 2.370% (South Korea)	46,332	5,668,752

Total Consumer Staples		6,469,001
Industrials - 0.4%
Sebang Co., Ltd., 4.010% (South Korea)	106,126	637,122

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Information Technology - 7.0%
Samsung Electronics Co., Ltd., 2.270% (South Korea)	310,000	$12,039,442

Total Preferred Stocks (Cost $24,800,572)		24,999,103
Short-Term Investments - 4.1%
Other Investment Companies - 4.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.88%[1]	7,055,286	7,055,286

Total Short-Term Investments (Cost $7,055,286)		7,055,286
Value

Total Investments - 99.5% (Cost $142,414,181)	$171,082,461
Other Assets, less Liabilities - 0.5%	935,073
Net Assets - 100.0%	$172,017,534

*	Non-income producing security.
[1]	Yield shown represents the September 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$14,242,011	$30,588,845	—	$44,830,856
Energy	23,708,489	1,272,327	—	24,980,816
Communication Services	6,165,640	18,022,778	—	24,188,418
Consumer Discretionary	321,813	18,378,527	—	18,700,340
Consumer Staples	2,083,426	5,803,270	—	7,886,696
Information Technology	1,650,835	5,346,136	—	6,996,971
Materials	—	6,595,079	—	6,595,079
Health Care	648,240	3,682,176	—	4,330,416
Financials	518,480	—	—	518,480
Preferred Stocks†	—	24,999,103	—	24,999,103
Short-Term Investments
Other Investment Companies	7,055,286	—	—	7,055,286
Total Investments in Securities	$56,394,220	$114,688,241	—	$171,082,461

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2024, was as follows:

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
Country	% of Long-Term Investments
Bermuda	3.3
Canada	10.9
France	15.8
Germany	1.1
Japan	20.5
Malaysia	2.0
South Korea	33.6
United Kingdom	0.3
United States	12.5
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.